JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 51.2%
Aerospace & Defense — 0.3%
Airbus SE (France) 3.15%, 4/10/2027(a)	500	538
Boeing Co. (The) 3.55%, 3/1/2038	500	495
BWX Technologies, Inc. 4.13%, 6/30/2028(a)	17	18
Lockheed Martin Corp.
1.85%, 6/15/2030	500	523
3.80%, 3/1/2045	250	316
Northrop Grumman Corp. 3.85%, 4/15/2045	250	305
Raytheon Technologies Corp. 4.15%, 5/15/2045	300	375
Triumph Group, Inc. 8.88%, 6/1/2024(a)	3	3

		2,573

Air Freight & Logistics — 0.3%
FedEx Corp.
3.40%, 1/14/2022	500	516
3.40%, 2/15/2028	500	572
4.10%, 2/1/2045	500	595
United Parcel Service, Inc. 3.40%, 9/1/2049	300	371

		2,054

Airlines — 0.3%
Delta Air Lines, Inc.
2.60%, 12/4/2020	1,000	1,000
3.80%, 4/19/2023	500	506
Southwest Airlines Co. 2.63%, 2/10/2030	500	495

		2,001

Auto Components — 0.1%
Adient US LLC 7.00%, 5/15/2026(a)	80	87
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	89	92
6.50%, 4/1/2027	75	79
6.88%, 7/1/2028	15	16
BorgWarner, Inc. 5.00%, 10/1/2025(a)	25	29
Clarios Global LP 6.75%, 5/15/2025(a)	14	15
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	30	34
5.63%, 11/15/2026(a)	35	28
Tenneco, Inc.
5.38%, 12/15/2024	30	27
5.00%, 7/15/2026	10	9

		416

Automobiles — 1.3%
BMW US Capital LLC (Germany) 3.10%, 4/12/2021(a)	1,000	1,010
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	500	513
3.10%, 8/15/2029(a)	500	549
Ford Motor Co.
8.50%, 4/21/2023	18	20
9.00%, 4/22/2025	18	22
Hyundai Capital America
2.85%, 11/1/2022(a)	1,750	1,808
2.65%, 2/10/2025(a)	1,000	1,044
2.38%, 10/15/2027(a)	1,000	1,031
Nissan Motor Acceptance Corp.
1.90%, 9/14/2021(a)	750	755
2.65%, 7/13/2022(a)	750	764
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027(a)	1,000	1,072
Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021(a)	800	813

		9,401

Banks — 9.9%
Banco Santander SA (Spain)
3.85%, 4/12/2023	400	429
4.38%, 4/12/2028	400	464
Bank of America Corp.
Series L, 3.95%, 4/21/2025	500	561
(SOFR + 0.91%), 0.98%, 9/25/2025(b)	1,000	1,006
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(b)	750	822
(ICE LIBOR USD 3 Month + 1.18%), 3.19%, 7/23/2030(b)	1,500	1,675
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(b)	500	625
(SOFR + 1.93%), 2.68%, 6/19/2041(b)	1,250	1,305
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(b)	250	335
Bank of Nova Scotia (The) (Canada)
0.55%, 9/15/2023	1,500	1,506
1.30%, 6/11/2025	1,000	1,021
Barclays plc (United Kingdom)
3.65%, 3/16/2025	750	821
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031(b)	1,250	1,299
BNP Paribas SA (France)
2.95%, 5/23/2022(a)	200	208
(SOFR + 2.07%), 2.22%, 6/9/2026(a)(b)	1,000	1,042
(SOFR + 1.61%), 1.90%, 9/30/2028(a)(b)	1,000	1,014
Canadian Imperial Bank of Commerce (Canada) 0.95%, 6/23/2023	1,500	1,519
Capital One Bank USA NA (SOFR + 0.91%), 2.28%, 1/28/2026(b)	500	522
Citigroup, Inc.
(SOFR + 1.67%), 1.68%, 5/15/2024(b)	750	771
5.50%, 9/13/2025	1,000	1,204

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 1.42%), 2.98%, 11/5/2030(b)	500	545
(SOFR + 2.11%), 2.57%, 6/3/2031(b)	1,500	1,596
6.63%, 6/15/2032	320	457
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048(b)	300	395
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.34%, 6/24/2026(a)(b)	1,250	1,269
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	1,700	1,755
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(b)	750	774
Discover Bank 3.35%, 2/6/2023	1,000	1,057
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026(b)	1,000	1,014
(SOFR + 1.93%), 2.10%, 6/4/2026(b)	1,000	1,031
(SOFR + 1.73%), 2.01%, 9/22/2028(b)	750	762
(SOFR + 2.39%), 2.85%, 6/4/2031(b)	1,000	1,067
(SOFR + 1.95%), 2.36%, 8/18/2031(b)	500	515
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026(a)(b)	1,000	1,016
4.05%, 4/9/2029	750	894
Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750	799
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(b)	1,500	1,516
4.38%, 3/22/2028	750	888
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	750	777
2.19%, 2/25/2025	750	790
3.20%, 7/18/2029	750	845
2.05%, 7/17/2030	500	518
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	750	775
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024(b)	1,500	1,521
2.84%, 9/13/2026	750	826
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030(b)	500	541
(ICE LIBOR USD 3 Month + 1.27%), 1.98%, 9/8/2031(b)	500	508
Natwest Group plc (United Kingdom)
3.88%, 9/12/2023	1,000	1,083
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(b)	500	551
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	750	820
Royal Bank of Canada (Canada) 1.15%, 6/10/2025	1,000	1,021
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(b)	1,000	1,007
Societe Generale SA (France) 1.38%, 7/8/2025(a)	1,000	1,019
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	1,000	1,038
1.47%, 7/8/2025	750	767
3.54%, 1/17/2028	500	571
2.72%, 9/27/2029	500	542
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023(a)	1,000	1,006
Svenska Handelsbanken AB (Sweden) 0.63%, 6/30/2023(a)	2,000	2,011
Swedbank AB (Sweden) 0.60%, 9/25/2023(a)	2,000	2,002
Toronto-Dominion Bank (The) (Canada) 0.45%, 9/11/2023	3,000	3,003
Truist Bank 3.00%, 2/2/2023	750	790
Truist Financial Corp.
2.70%, 1/27/2022	750	769
1.20%, 8/5/2025	750	768
1.13%, 8/3/2027	750	748
Wells Fargo & Co.
2.63%, 7/22/2022	3,000	3,108
(SOFR + 1.60%), 1.65%, 6/2/2024(b)	1,000	1,023
3.00%, 2/19/2025	500	542
(SOFR + 2.10%), 2.39%, 6/2/2028(b)	750	793
(SOFR + 2.53%), 3.07%, 4/30/2041(b)	1,000	1,088
Wells Fargo Bank NA
3.55%, 8/14/2023	1,000	1,084
6.60%, 1/15/2038	300	458
Westpac Banking Corp. (Australia)
2.00%, 1/13/2023	1,000	1,036
2.65%, 1/16/2030	500	558

		71,806

Beverages — 1.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	750	958
4.90%, 2/1/2046	500	652

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, 1/23/2025	500	568
4.90%, 1/23/2031	1,000	1,276
Coca-Cola Co. (The)
1.45%, 6/1/2027	500	516
2.60%, 6/1/2050	500	530
Constellation Brands, Inc.
3.70%, 12/6/2026	500	573
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	500	559
2.55%, 9/15/2026	750	817
PepsiCo, Inc.
0.75%, 5/1/2023	1,000	1,011
3.00%, 10/15/2027	500	564
1.40%, 2/25/2031	500	505
4.25%, 10/22/2044	446	586

		9,115

Biotechnology — 0.6%
AbbVie, Inc. 4.25%, 11/21/2049	1,000	1,264
Amgen, Inc. 4.40%, 5/1/2045	875	1,114
Gilead Sciences, Inc.
3.50%, 2/1/2025	500	552
2.80%, 10/1/2050	500	502
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	750	737

		4,169

Building Products — 0.4%
Carrier Global Corp. 2.70%, 2/15/2031(a)	500	533
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	500	555
Griffon Corp. 5.75%, 3/1/2028	40	43
Johnson Controls International plc
1.75%, 9/15/2030	750	768
4.50%, 2/15/2047	350	455
Owens Corning 4.40%, 1/30/2048	400	484
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	20	21
Summit Materials LLC 5.25%, 1/15/2029(a)	10	11

		2,870

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(b)	750	774
BlackRock, Inc. 3.25%, 4/30/2029	500	580
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	500	573
Cboe Global Markets, Inc. 3.65%, 1/12/2027	1,000	1,146
Charles Schwab Corp. (The) 3.25%, 5/22/2029	500	573
CME Group, Inc. 3.00%, 3/15/2025	500	549
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	700	717
2.10%, 11/12/2021	750	763
1.00%, 5/5/2023	1,000	1,013
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(b)	500	566
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	469
Deutsche Bank AG (Germany)
3.15%, 1/22/2021	1,500	1,505
3.95%, 2/27/2023	1,000	1,061
(SOFR + 2.16%), 2.22%, 9/18/2024(b)	500	510
E*TRADE Financial Corp. 2.95%, 8/24/2022	750	782
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	1,000	1,036
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(b)	750	866
2.60%, 2/7/2030	500	538
5.15%, 5/22/2045	1,300	1,826
Intercontinental Exchange, Inc.
2.10%, 6/15/2030	500	524
2.65%, 9/15/2040	500	515
Lehman Brothers Holdings, Inc.
0.00%, 8/21/2009(c)(d)	1,350	15
0.00%, 5/25/2049(d)	850	10
Moody’s Corp. 2.55%, 8/18/2060	500	474
Morgan Stanley
3.70%, 10/23/2024	750	834
(SOFR + 1.99%), 2.19%, 4/28/2026(b)	500	527
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(b)	750	867
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(b)	750	913
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(b)	500	619
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(b)	500	548
Owl Rock Capital Corp. 4.00%, 3/30/2025	1,000	1,030
S&P Global, Inc. 1.25%, 8/15/2030	750	741
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	500	516
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	1,000	1,038
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(a)(b)	2,000	2,020

		27,038

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	750	793
Dow Chemical Co. (The) 4.38%, 11/15/2042	750	915
Ecolab, Inc. 1.30%, 1/30/2031	1,000	994
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	200	204
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(a)	90	94
Nutrition & Biosciences, Inc. 1.23%, 10/1/2025(a)	1,750	1,772
PPG Industries, Inc. 3.20%, 3/15/2023	750	793
Reichhold Industries, Inc. 9.00%, 5/1/2018‡(a)(d)	283	—
Venator Finance SARL
9.50%, 7/1/2025(a)	25	28
5.75%, 7/15/2025(a)	105	92

		5,685

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	35	36
ADT Security Corp. (The) 4.88%, 7/15/2032(a)	18	19
Brink’s Co. (The) 4.63%, 10/15/2027(a)	15	16
Republic Services, Inc.
2.30%, 3/1/2030	500	532
1.45%, 2/15/2031	500	493
Waste Management, Inc. 3.15%, 11/15/2027	750	848

		1,944

Communications Equipment — 0.0%(e)
CommScope, Inc. 6.00%, 3/1/2026(a)	55	58

Construction & Engineering — 0.0%(e)
MasTec, Inc. 4.50%, 8/15/2028(a)	31	32

Consumer Finance — 3.7%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	516
American Express Co.
3.40%, 2/27/2023	750	798
3.70%, 8/3/2023	2,920	3,170
3.13%, 5/20/2026	500	558
American Honda Finance Corp.
3.38%, 12/10/2021	500	516
0.88%, 7/7/2023	2,000	2,023
1.00%, 9/10/2025	1,000	1,010
Capital One Financial Corp.
3.20%, 1/30/2023	500	529
3.65%, 5/11/2027	750	852
3.80%, 1/31/2028	500	574
Caterpillar Financial Services Corp.
2.85%, 6/1/2022	500	519
0.65%, 7/7/2023	2,000	2,014
Discover Financial Services 4.10%, 2/9/2027	500	570
Ford Motor Credit Co. LLC
3.22%, 1/9/2022	750	752
2.98%, 8/3/2022	750	753
4.38%, 8/6/2023	500	521
3.81%, 1/9/2024	500	512
4.54%, 8/1/2026	200	210
4.27%, 1/9/2027	250	259
General Motors Financial Co., Inc.
3.15%, 6/30/2022	1,000	1,033
4.00%, 1/15/2025	1,000	1,095
3.85%, 1/5/2028	750	835
Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022(a)	500	512
John Deere Capital Corp.
0.55%, 7/5/2022	2,000	2,010
3.35%, 6/12/2024	500	548
Toyota Motor Credit Corp.
0.45%, 7/22/2022	3,000	3,012
1.15%, 8/13/2027	1,000	999

		26,700

Containers & Packaging — 0.1%
Bemis Co., Inc. 3.10%, 9/15/2026	500	536
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	7	8
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)	85	86

		630

Distributors — 0.0%(e)
Wolverine Escrow LLC
9.00%, 11/15/2026(a)	50	42
13.13%, 11/15/2027(a)	20	15

		57

Diversified Consumer Services — 0.0%(e)
Service Corp. International 7.50%, 4/1/2027	145	175

Diversified Financial Services — 0.7%
Sabre GLBL, Inc. 9.25%, 4/15/2025(a)	15	17
Shell International Finance BV (Netherlands)
0.38%, 9/15/2023	3,000	3,005
2.38%, 11/7/2029	750	805
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024(a)	500	539
4.20%, 3/16/2047(a)	300	400

		4,766

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Telecommunication Services — 1.6%
AT&T, Inc.
1.65%, 2/1/2028	1,000	1,014
4.10%, 2/15/2028	500	588
2.75%, 6/1/2031	500	531
3.50%, 9/15/2053(a)	1,445	1,480
3.55%, 9/15/2055(a)	412	422
3.65%, 9/15/2059(a)	82	83
3.50%, 2/1/2061	500	506
CCO Holdings LLC
5.75%, 2/15/2026(a)	600	622
5.13%, 5/1/2027(a)	355	374
CenturyLink, Inc.
5.13%, 12/15/2026(a)	35	37
4.00%, 2/15/2027(a)	30	31
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	10	10
Frontier Communications Corp. 11.00%, 9/15/2025(d)	250	123
Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023(d)	581	391
Level 3 Financing, Inc. 3.63%, 1/15/2029(a)	15	15
Sprint Capital Corp. 8.75%, 3/15/2032	165	253
Verizon Communications, Inc.
3.50%, 11/1/2024	1,776	1,960
3.38%, 2/15/2025	69	77
1.50%, 9/18/2030	1,000	989
4.40%, 11/1/2034	500	632
4.27%, 1/15/2036	577	723
5.01%, 4/15/2049	49	69
2.99%, 10/30/2056(a)	520	550

		11,480

Electric Utilities — 2.8%
Alabama Power Co. 3.75%, 3/1/2045	300	359
Appalachian Power Co. 6.38%, 4/1/2036	300	416
Commonwealth Edison Co. 3.70%, 3/1/2045	300	361
DTE Electric Co. 3.70%, 3/15/2045	300	362
Duke Energy Carolinas LLC
6.00%, 1/15/2038	435	656
3.75%, 6/1/2045	300	366
Duke Energy Corp. 1.80%, 9/1/2021	750	757
Duke Energy Florida LLC 1.75%, 6/15/2030	750	771
Duke Energy Progress LLC 2.50%, 8/15/2050	500	508
Entergy Arkansas LLC 3.75%, 2/15/2021	535	536
Eversource Energy
Series Q, 0.80%, 8/15/2025	1,500	1,496
Series M, 3.30%, 1/15/2028	500	558
3.45%, 1/15/2050	300	348
Exelon Corp. 3.50%, 6/1/2022	2,001	2,087
Georgia Power Co. Series B, 3.70%, 1/30/2050	300	364
Gulf Power Co. Series A, 3.30%, 5/30/2027	500	559
MidAmerican Energy Co. 3.10%, 5/1/2027	500	563
Nevada Power Co. Series DD, 2.40%, 5/1/2030	500	534
New England Power Co. (United Kingdom) 3.80%, 12/5/2047(a)	500	598
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	2,000	2,031
2.90%, 4/1/2022	2,000	2,067
2.25%, 6/1/2030	500	524
Pacific Gas and Electric Co. 2.50%, 2/1/2031	500	504
PG&E Corp.
5.00%, 7/1/2028	9	10
5.25%, 7/1/2030	6	6
Potomac Electric Power Co. 4.15%, 3/15/2043	250	318
Public Service Electric and Gas Co. 3.00%, 5/15/2027	500	556
Xcel Energy, Inc.
0.50%, 10/15/2023	1,500	1,502
3.35%, 12/1/2026	500	560

		20,277

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	500	546
Sensata Technologies, Inc. 3.75%, 2/15/2031(a)	10	10

		556

Energy Equipment & Services — 0.1%
Halliburton Co.
3.50%, 8/1/2023	14	15
2.92%, 3/1/2030	1,000	1,024
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	15	9
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	9	7
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	31	29
Transocean, Inc. 11.50%, 1/30/2027(a)	27	14

		1,098

Entertainment — 0.3%
Cinemark USA, Inc. 8.75%, 5/1/2025(a)	12	13
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)	24	27
4.75%, 10/15/2027(a)	50	49
Walt Disney Co. (The) 6.40%, 12/15/2035	1,275	1,955

		2,044

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.
2.10%, 6/15/2030	500	514
3.10%, 6/15/2050	500	518

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
AvalonBay Communities, Inc. 2.30%, 3/1/2030	250	264
Boston Properties LP
3.20%, 1/15/2025	250	271
2.75%, 10/1/2026	500	538
CoreCivic, Inc. 4.63%, 5/1/2023	225	212
Crown Castle International Corp. 1.35%, 7/15/2025	1,000	1,016
GEO Group, Inc. (The)
5.13%, 4/1/2023	120	103
5.88%, 10/15/2024	30	24
Kimco Realty Corp. 4.25%, 4/1/2045	350	384
MGM Growth Properties Operating Partnership LP 4.63%, 6/15/2025(a)	23	24
RHP Hotel Properties LP 5.00%, 4/15/2023	200	199
VICI Properties LP
4.25%, 12/1/2026(a)	60	62
3.75%, 2/15/2027(a)	20	21
4.63%, 12/1/2029(a)	45	48

		4,198

Food & Staples Retailing — 1.1%
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)	15	16
4.63%, 1/15/2027(a)	25	26
5.88%, 2/15/2028(a)	52	56
Costco Wholesale Corp. 1.75%, 4/20/2032	1,250	1,295
CVS Pass-Through Trust 7.51%, 1/10/2032(a)	548	677
Kroger Co. (The) 2.20%, 5/1/2030	1,000	1,056
Rite Aid Corp.
7.50%, 7/1/2025(a)	14	14
8.00%, 11/15/2026(a)	20	21
Sysco Corp.
3.55%, 3/15/2025	500	550
5.95%, 4/1/2030	750	990
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	1,500	1,664
Walmart, Inc.
3.25%, 7/8/2029	1,000	1,166
4.05%, 6/29/2048	350	481

		8,012

Food Products — 1.2%
Conagra Brands, Inc. 4.30%, 5/1/2024	500	558
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	10	10
General Mills, Inc. 5.40%, 6/15/2040	500	706
Hershey Co. (The) 0.90%, 6/1/2025	500	506
Hormel Foods Corp. 1.80%, 6/11/2030	500	521
Kellogg Co.
3.40%, 11/15/2027	500	567
2.10%, 6/1/2030	500	521
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	20	21
4.88%, 5/15/2028(a)	12	13
Mars, Inc. 2.38%, 7/16/2040(a)	500	514
Mondelez International, Inc.
0.63%, 7/1/2022	2,000	2,010
1.50%, 2/4/2031	500	494
Nestle Holdings, Inc. 1.00%, 9/15/2027(a)	1,000	1,001
Post Holdings, Inc. 5.00%, 8/15/2026(a)	75	78
Tyson Foods, Inc. 3.95%, 8/15/2024	250	278
Unilever Capital Corp. (United Kingdom)
2.60%, 5/5/2024	500	533
1.38%, 9/14/2030	500	503

		8,834

Gas Utilities — 0.1%
East Ohio Gas Co. (The) 2.00%, 6/15/2030(a)	500	519
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)	500	549

		1,068

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
3.88%, 9/15/2025	1,000	1,146
1.15%, 1/30/2028	500	507
Stryker Corp. 1.15%, 6/15/2025	750	762
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	750	800

		3,215

Health Care Providers & Services — 1.8%
Aetna, Inc. 3.50%, 11/15/2024	500	550
Centene Corp. 5.38%, 6/1/2026(a)	200	210
Cigna Corp. 2.40%, 3/15/2030	1,000	1,063
CVS Health Corp.
3.70%, 3/9/2023	863	923
4.30%, 3/25/2028	462	544
1.75%, 8/21/2030	1,000	1,000
5.05%, 3/25/2048	1,000	1,351
Encompass Health Corp. 4.50%, 2/1/2028	35	37
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	25	15
HCA, Inc. 5.38%, 2/1/2025	700	784
Humana, Inc. 3.95%, 3/15/2027	500	575
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	500	516
Quest Diagnostics, Inc.
3.50%, 3/30/2025	500	556
2.80%, 6/30/2031	500	551

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	25	27
Tenet Healthcare Corp.
4.63%, 7/15/2024	190	194
7.50%, 4/1/2025(a)	14	15
4.88%, 1/1/2026(a)	50	52
4.63%, 6/15/2028(a)	5	5
UnitedHealth Group, Inc.
2.38%, 8/15/2024	2,000	2,130
2.88%, 8/15/2029	600	680
4.63%, 7/15/2035	250	339
4.75%, 7/15/2045	500	715

		12,832

Hotels, Restaurants & Leisure — 0.5%
Boyne USA, Inc. 7.25%, 5/1/2025(a)	25	26
Cedar Fair LP 5.50%, 5/1/2025(a)	15	16
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	6	6
5.75%, 5/1/2028(a)	9	10
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025(a)	21	22
McDonald’s Corp.
3.50%, 3/1/2027	500	570
4.60%, 5/26/2045	300	393
MGM Resorts International 6.00%, 3/15/2023	200	214
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	14	16
9.13%, 6/15/2023(a)	5	6
11.50%, 6/1/2025(a)	41	48
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	35	35
5.50%, 4/15/2027(a)	25	25
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	16	17
Starbucks Corp.
1.30%, 5/7/2022	1,250	1,266
3.75%, 12/1/2047	700	813
Station Casinos LLC 4.50%, 2/15/2028(a)	40	40
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	12	13

		3,536

Household Durables — 0.1%
DR Horton, Inc. 1.40%, 10/15/2027	1,000	998

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028	125	133
Clorox Co. (The) 1.80%, 5/15/2030	500	514
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)	100	109
Kimberly-Clark Corp. 3.90%, 5/4/2047	350	454
Spectrum Brands, Inc.
5.75%, 7/15/2025	125	129
5.50%, 7/15/2030(a)	22	24

		1,363

Industrial Conglomerates — 0.5%
Honeywell International, Inc.
1.85%, 11/1/2021	500	506
0.48%, 8/19/2022	2,000	2,003
2.50%, 11/1/2026	400	440
1.95%, 6/1/2030	500	530

		3,479

Insurance — 1.8%
Aflac, Inc. 3.63%, 6/15/2023	400	433
Allstate Corp. (The) 5.55%, 5/9/2035	400	589
American International Group, Inc. 4.50%, 7/16/2044	500	642
Aon plc 4.25%, 12/12/2042	275	329
Berkshire Hathaway Finance Corp. 2.85%, 10/15/2050	500	546
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	500	552
1.38%, 9/15/2030	750	744
Empower Finance 2020 LP (Canada) 1.36%, 9/17/2027(a)	1,000	1,004
Great-West Lifeco US Finance 2020 LP (Canada) 0.90%, 8/12/2025(a)	1,000	1,000
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029	500	548
4.40%, 3/15/2048	550	722
Liberty Mutual Group, Inc. 3.95%, 10/15/2050(a)	400	481
Lincoln National Corp. 4.00%, 9/1/2023	250	273
MetLife, Inc. 4.05%, 3/1/2045	300	385
Metropolitan Life Global Funding I
0.90%, 6/8/2023(a)	1,500	1,520
0.95%, 7/2/2025(a)	750	759
Principal Life Global Funding II 1.25%, 6/23/2025(a)	750	767
Protective Life Global Funding 1.74%, 9/21/2030(a)	500	498
Prudential Financial, Inc. 4.35%, 2/25/2050	400	515
Willis North America, Inc. 3.60%, 5/15/2024	1,000	1,092

		13,399

Interactive Media & Services — 0.5%
Alphabet, Inc.
2.00%, 8/15/2026	2,000	2,146
2.25%, 8/15/2060	500	495
Baidu, Inc. (China) 2.88%, 7/6/2022	1,000	1,023

		3,664

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	500	598
Amazon.com, Inc.
2.80%, 8/22/2024	500	541
1.20%, 6/3/2027	500	508
4.80%, 12/5/2034	800	1,106
4.25%, 8/22/2057	400	568
eBay, Inc.
1.90%, 3/11/2025	750	783
3.60%, 6/5/2027	500	565
Expedia Group, Inc.
6.25%, 5/1/2025(a)	15	17
7.00%, 5/1/2025(a)	9	10
MYT Holding LLC 7.50% (PIK), 9/25/2025(a)(f)	60	60

		4,756

IT Services — 0.9%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	750	747
Cogent Communications Group, Inc. 5.38%, 3/1/2022(a)	650	667
Gartner, Inc. 4.50%, 7/1/2028(a)	5	5
International Business Machines Corp.
1.70%, 5/15/2027	750	778
4.15%, 5/15/2039	400	512
Mastercard, Inc.
2.95%, 11/21/2026	500	562
3.65%, 6/1/2049	500	624
PayPal Holdings, Inc. 2.85%, 10/1/2029	1,000	1,112
Visa, Inc. 4.30%, 12/14/2045	1,000	1,381

		6,388

Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	500	559
Mattel, Inc.
6.75%, 12/31/2025(a)	46	49
5.88%, 12/15/2027(a)	100	110
Vista Outdoor, Inc. 5.88%, 10/1/2023	42	42

		760

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 9/22/2026	750	819
2.10%, 6/4/2030	500	521

		1,340

Machinery — 0.1%
Snap-on, Inc. 3.25%, 3/1/2027	500	556

Media — 1.2%
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 1.86%, 2/1/2024(b)	85	87
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	65	65
Comcast Corp.
3.15%, 2/15/2028	500	563
1.95%, 1/15/2031	1,000	1,031
4.40%, 8/15/2035	900	1,154
4.50%, 1/15/2043	250	334
3.45%, 2/1/2050	800	944
2.65%, 8/15/2062	500	505
Cox Communications, Inc.
3.85%, 2/1/2025(a)	500	555
1.80%, 10/1/2030(a)	500	501
Discovery Communications LLC 4.13%, 5/15/2029	500	585
DISH DBS Corp. 5.88%, 11/15/2024	293	312
Entercom Media Corp. 6.50%, 5/1/2027(a)	45	44
Lamar Media Corp. 4.88%, 1/15/2029	10	10
Meredith Corp.
6.50%, 7/1/2025(a)	50	53
6.88%, 2/1/2026	70	70
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)	65	64
ViacomCBS, Inc.
4.25%, 9/1/2023	1,250	1,362
4.20%, 5/19/2032	500	592
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)	225	250

		9,081

Metals & Mining — 0.0%(e)
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	200	207
Arconic Corp.
6.00%, 5/15/2025(a)	24	26
6.13%, 2/15/2028(a)	15	16
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	26	27
4.38%, 8/1/2028	20	22
United States Steel Corp. 12.00%, 6/1/2025(a)	19	21

		319

Multiline Retail — 0.2%
NMG 12.00%, 9/18/2025‡	69	72
Nordstrom, Inc. 8.75%, 5/15/2025(a)	15	17
Target Corp.
2.35%, 2/15/2030	750	818
3.63%, 4/15/2046	300	383

		1,290

Multi-Utilities — 1.1%
Berkshire Hathaway Energy Co. 3.80%, 7/15/2048	500	615
Consolidated Edison Co. of New York, Inc.
4.45%, 3/15/2044	250	319
Series 20B, 3.95%, 4/1/2050	350	431
4.63%, 12/1/2054	350	474

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dominion Energy, Inc.
Series C, 4.90%, 8/1/2041	250	328
4.70%, 12/1/2044	250	330
DTE Energy Co.
Series H, 0.55%, 11/1/2022	2,000	2,004
Series C, 3.50%, 6/1/2024	300	326
NiSource, Inc. 1.70%, 2/15/2031	1,000	997
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	500	626
Sempra Energy 3.80%, 2/1/2038	500	582
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	750	756

		7,788

Oil, Gas & Consumable Fuels — 2.1%
Antero Midstream Partners LP 5.38%, 9/15/2024	40	38
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027(a)	35	16
BP Capital Markets America, Inc. 1.75%, 8/10/2030	1,000	1,007
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	500	549
Buckeye Partners LP 4.13%, 3/1/2025(a)	20	20
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	25	28
Chevron USA, Inc. 0.69%, 8/12/2025	1,750	1,753
Comstock Resources, Inc. 7.50%, 5/15/2025(a)	38	38
Crestwood Midstream Partners LP 5.63%, 5/1/2027(a)	60	58
DCP Midstream Operating LP 5.63%, 7/15/2027	35	38
Endeavor Energy Resources LP 6.63%, 7/15/2025(a)	13	14
Energy Transfer Operating LP 5.15%, 3/15/2045	300	311
Enterprise Products Operating LLC 7.55%, 4/15/2038	385	574
EQM Midstream Partners LP
6.00%, 7/1/2025(a)	15	16
6.50%, 7/1/2027(a)	15	16
Exxon Mobil Corp. 2.44%, 8/16/2029	500	536
Genesis Energy LP 7.75%, 2/1/2028	23	21
Gulfport Energy Corp.
6.38%, 5/15/2025(d)	8	5
6.38%, 1/15/2026(d)	30	18
Kinder Morgan, Inc. 5.05%, 2/15/2046	300	361
Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	1,075
MEG Energy Corp. (Canada) 7.00%, 3/31/2024(a)	35	35
MPLX LP 1.75%, 3/1/2026	1,500	1,520
Occidental Petroleum Corp.
2.70%, 8/15/2022	14	14
8.00%, 7/15/2025	26	28
8.50%, 7/15/2027	28	31
PBF Holding Co. LLC 6.00%, 2/15/2028(a)	20	10
Phillips 66 4.65%, 11/15/2034	250	296
Phillips 66 Partners LP
3.61%, 2/15/2025	500	532
3.75%, 3/1/2028	500	532
Range Resources Corp. 9.25%, 2/1/2026(a)	40	41
Reliance Industries Ltd. (India) 4.13%, 1/28/2025(a)	500	551
Southwestern Energy Co. 7.50%, 4/1/2026	41	43
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	500	538
Tallgrass Energy Partners LP 6.00%, 3/1/2027(a)	25	25
Targa Resources Partners LP 5.13%, 2/1/2025	100	102
Total Capital International SA (France) 2.83%, 1/10/2030	500	558
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	474
Valero Energy Corp.
1.20%, 3/15/2024	1,500	1,500
3.40%, 9/15/2026	750	811
Valero Energy Partners LP 4.50%, 3/15/2028	500	557
Williams Cos., Inc. (The)
7.88%, 9/1/2021	20	21
4.00%, 9/15/2025	500	560

		15,271

Paper & Forest Products — 0.1%
Georgia-Pacific LLC 3.16%, 11/15/2021(a)	500	511

Personal Products — 0.0%(e)
High Ridge Brands Co. 8.88%, 3/15/2025(a)(d)	41	1

Pharmaceuticals — 1.6%
AstraZeneca plc (United Kingdom)
0.70%, 4/8/2026	750	747
1.38%, 8/6/2030	750	740
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	325	361
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	284	293
6.13%, 4/15/2025(a)	172	177
5.50%, 11/1/2025(a)	300	309
9.00%, 12/15/2025(a)	46	50
7.00%, 1/15/2028(a)	65	70
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	600	700
5.00%, 8/15/2045	300	436

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eli Lilly and Co. 2.25%, 5/15/2050	750	730
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	750	791
Johnson & Johnson 2.45%, 9/1/2060	500	524
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)(d)	30	9
Merck & Co., Inc.
2.75%, 2/10/2025	500	542
2.35%, 6/24/2040	500	523
Novartis Capital Corp. (Switzerland) 2.75%, 8/14/2050	300	329
Pfizer, Inc. 1.70%, 5/28/2030	500	516
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	500	529
Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	1,000	1,012
Viatris, Inc.
1.13%, 6/22/2022(a)	1,500	1,514
3.85%, 6/22/2040(a)	500	563
Zoetis, Inc. 2.00%, 5/15/2030	500	519

		11,984

Professional Services — 0.1%
IHS Markit Ltd. 3.63%, 5/1/2024	500	545

Road & Rail — 0.7%
Avis Budget Car Rental LLC 10.50%, 5/15/2025(a)	45	52
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	500	745
Canadian National Railway Co. (Canada) 6.25%, 8/1/2034	300	455
CSX Corp.
3.40%, 8/1/2024	750	822
4.75%, 5/30/2042	500	658
Hertz Corp. (The)
7.63%, 6/1/2022(a)(d)	23	22
6.25%, 10/15/2022(d)	290	127
5.50%, 10/15/2024(a)(d)	56	25
Norfolk Southern Corp. 3.15%, 6/1/2027	500	554
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(a)	500	515
Union Pacific Corp.
2.40%, 2/5/2030	750	812
3.38%, 2/1/2035	250	291

		5,078

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc. 4.11%, 9/15/2028	1,052	1,204
Entegris, Inc. 4.63%, 2/10/2026(a)	60	62
Intel Corp.
2.45%, 11/15/2029	750	818
4.75%, 3/25/2050	300	424
QUALCOMM, Inc.
2.15%, 5/20/2030	500	531
1.65%, 5/20/2032(a)	1,181	1,185
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	200	207

		4,431

Software — 1.4%
Adobe, Inc. 2.15%, 2/1/2027	1,000	1,076
CA, Inc. 4.50%, 8/15/2023	250	266
Infor, Inc. 1.45%, 7/15/2023(a)	1,000	1,015
Intuit, Inc. 1.35%, 7/15/2027	1,000	1,018
Microsoft Corp.
3.13%, 11/3/2025	1,874	2,094
2.68%, 6/1/2060	750	822
Oracle Corp.
2.40%, 9/15/2023	2,000	2,105
3.40%, 7/8/2024	500	547
3.80%, 11/15/2037	300	359
3.60%, 4/1/2050	300	349
ServiceNow, Inc. 1.40%, 9/1/2030	750	730

		10,381

Specialty Retail — 0.5%
AutoZone, Inc. 1.65%, 1/15/2031	1,000	982
Group 1 Automotive, Inc. 4.00%, 8/15/2028(a)	3	3
Home Depot, Inc. (The)
2.63%, 6/1/2022	500	517
2.95%, 6/15/2029	500	566
3.90%, 6/15/2047	350	448
Lowe’s Cos., Inc. 3.65%, 4/5/2029	500	583
PetSmart, Inc.
7.13%, 3/15/2023(a)	255	252
8.88%, 6/1/2025(a)	41	41
Staples, Inc.
7.50%, 4/15/2026(a)	150	151
10.75%, 4/15/2027(a)	65	61
Tiffany & Co. 3.80%, 10/1/2024	363	393

		3,997

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.
1.13%, 5/11/2025	1,000	1,023
1.65%, 5/11/2030	1,500	1,551
2.65%, 5/11/2050	500	536
2.55%, 8/20/2060	500	518
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022(g)	1,000	1,066

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
HP, Inc. 2.20%, 6/17/2025	1,000		1,056
NCR Corp. 8.13%, 4/15/2025(a)	14		16

			5,766

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc. 3.88%, 11/1/2045	600		770
Under Armour, Inc. 3.25%, 6/15/2026	500		499

			1,269

Tobacco — 0.5%
Altria Group, Inc.
2.63%, 9/16/2026	750		809
3.88%, 9/16/2046	400		431
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	1,000		1,082
2.26%, 3/25/2028	500		516
Philip Morris International, Inc. 2.38%, 8/17/2022	500		517

			3,355

Water Utilities — 0.1%
Aquarion Co. 4.00%, 8/15/2024(a)	500		551

Wireless Telecommunication Services — 0.5%
Sprint Corp. 7.63%, 2/15/2025	645		772
T-Mobile USA, Inc.
6.50%, 1/15/2026	350		364
1.50%, 2/15/2026(a)	500		507
2.55%, 2/15/2031(a)	1,000		1,044
United States Cellular Corp. 6.70%, 12/15/2033	35		46
Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	500		658

			3,391

TOTAL CORPORATE BONDS (Cost $350,509)			370,352

MORTGAGE-BACKED SECURITIES — 28.4%
FHLMC Gold Pools, 20 Year Pool # G30450, 6.00%, 1/1/2029	5		6
FHLMC Gold Pools, 30 Year
Pool # C80364, 7.00%, 12/1/2025	1		1
Pool # C00464, 8.00%, 5/1/2026	1		1
Pool # C80409, 8.00%, 6/1/2026	—	(h)	—	(h)
Pool # D72330, 8.00%, 7/1/2026	1		1
Pool # D78618, 7.50%, 2/1/2027	3		3
Pool # G02125, 6.00%, 2/1/2036	2		3
Pool # A53165, 6.00%, 10/1/2036	48		55
Pool # A56599, 6.00%, 1/1/2037	9		11
Pool # G08205, 6.00%, 6/1/2037	1		1
Pool # G03362, 6.00%, 9/1/2037	66		78
Pool # G03819, 6.00%, 1/1/2038	9		11
Pool # G08276, 6.00%, 6/1/2038	13		15
Pool # A80908, 6.00%, 8/1/2038	190		223
FNMA UMBS, 30 Year
Pool # 505614, 6.50%, 7/1/2029	—	(h)	1
Pool # 508677, 6.50%, 8/1/2029	5		5
Pool # 520792, 6.50%, 11/1/2029	5		5
Pool # 787555, 6.50%, 2/1/2035	13		16
Pool # 787556, 7.00%, 2/1/2035	13		15
Pool # 787563, 6.50%, 3/1/2035	57		69
Pool # 787564, 7.00%, 3/1/2035	9		10
Pool # 924041, 6.00%, 5/1/2037	204		242
Pool # AY3845, 4.00%, 5/1/2045	2,235		2,519
Pool # AY8492, 4.00%, 6/1/2045	1,985		2,236
Pool # AZ0913, 4.00%, 6/1/2045	1,218		1,372
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 11/25/2035(i)	2,940		3,062
TBA, 2.00%, 12/25/2035(i)	2,865		2,982
TBA, 2.50%, 12/25/2035(i)	5,500		5,719
TBA, 3.00%, 12/25/2035(i)	3,400		3,558
TBA, 3.50%, 12/25/2035(i)	3,400		3,596
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 12/25/2050(i)	2,865		2,976
TBA, 2.50%, 12/25/2050(i)	21,500		22,527
TBA, 3.00%, 12/25/2050(i)	46,350		48,420
TBA, 3.50%, 12/25/2050(i)	47,800		50,424
TBA, 4.00%, 12/25/2050(i)	13,780		14,701
GNMA I, 30 Year Pool # 550851, 7.00%, 9/15/2031	88		102
GNMA II, Single Family, 30 Year
TBA, 2.50%, 12/15/2050(i)	10,000		10,535
TBA, 3.00%, 12/15/2050(i)	7,550		7,880
TBA, 3.50%, 12/15/2050(i)	13,437		14,188

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
TBA, 4.00%, 12/15/2050(i)	7,260		7,716

TOTAL MORTGAGE-BACKED SECURITIES (Cost $204,812)			205,285

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds
4.50%, 2/15/2036	10,150		15,064
1.13%, 5/15/2040	20,400		19,600
1.13%, 8/15/2040	4,050		3,881
2.25%, 8/15/2049	8,970		10,411
1.25%, 5/15/2050	5,400		4,972
1.38%, 8/15/2050	4,500		4,276

TOTAL U.S. TREASURY OBLIGATIONS (Cost $57,495)			58,204

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
Alternative Loan Trust Series 2006-J2, Class A1, 0.65%, 4/25/2036(c)	70		25
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(c)	143		143
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(a)(c)	123		123
Series 2018-2, Class A2, 3.78%, 7/27/2048(a)(c)	111		111
Series 2019-1, Class A2, 4.02%, 11/25/2048(a)(c)	166		167
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	152		152
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(c)	477		484
Series 2019-1, Class A2, 4.06%, 1/25/2049(a)(c)	355		367
Banc of America Funding Trust
Series 2005-B, Class 3M1, 0.83%, 4/20/2035‡(c)	331		327
Series 2014-R7, Class 1A1, 0.30%, 5/26/2036(a)(c)	48		47
Series 2014-R7, Class 2A1, 0.29%, 9/26/2036(a)(c)	32		31
Series 2015-R4, Class 5A1, 0.30%, 10/25/2036(a)(c)	220		215
Banc of America Mortgage Trust
Series 2005-A, Class 3A1, 4.00%, 2/25/2035(c)	6		5
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	90		91
Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048(a)(g)	76		79
CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 0.50%, 5/25/2037(c)	14		7
Citigroup Mortgage Loan Trust
Series 2014-12, Class 1A4, 0.40%, 8/25/2036(a)(c)	69		68
Series 2014-10, Class 1A1, 0.29%, 11/25/2036(a)(c)	40		38
Series 2014-10, Class 4A1, 0.32%, 2/25/2037(a)(c)	54		52
Series 2014-12, Class 2A4, 3.28%, 2/25/2037(a)(c)	45		45
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(c)	50		50
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(c)	925		935
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.55%, 4/25/2031‡(a)(c)	2,387		2,375
Series 2019-R01, Class 2M2, 2.60%, 7/25/2031‡(a)(c)	1,171		1,165
Series 2019-R02, Class 1M2, 2.45%, 8/25/2031‡(a)(c)	519		517
Series 2019-R03, Class 1M2, 2.30%, 9/25/2031(a)(c)	1,139		1,132
Series 2019-R04, Class 2M2, 2.25%, 6/25/2039‡(a)(c)	3,985		3,970
Series 2019-R05, Class 1M2, 2.15%, 7/25/2039‡(a)(c)	1,427		1,422
Series 2019-R06, Class 2M2, 2.25%, 9/25/2039‡(a)(c)	3,825		3,809
Series 2019-R07, Class 1M2, 2.25%, 10/25/2039‡(a)(c)	2,872		2,857
Series 2020-R02, Class 2M1, 0.90%, 1/25/2040(a)(c)	189		189
Series 2020-R01, Class 1M1, 0.95%, 1/25/2040‡(a)(c)	294		294
Series 2020-R01, Class 1M2, 2.20%, 1/25/2040‡(a)(c)	2,674		2,643
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 4A1, 6.00%, 9/25/2034	88		92
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	28		29
CSMC
Series 2011-12R, Class 3A1, 2.73%, 7/27/2036(a)(c)	—	(h)	—	(h)
Series 2014-11R, Class 8A1, 0.49%, 4/27/2037(a)(c)	2		2
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A2, 3.89%, 8/25/2058(a)(c)	70		69
Series 2018-4A, Class A2, 4.18%, 10/25/2058(a)(c)	182		180

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(a)(c)	187		182
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(a)(c)	436		434
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 0.65%, 2/25/2035(c)	5		5
FHLMC STACR Series 2019-HQA3, Class M2, 2.00%, 9/25/2049(a)(c)	473		466
FHLMC STACR REMIC Trust
Series 2020-HQA1, Class M2, 2.05%, 1/25/2050(a)(c)	3,000		2,975
Series 2020-DNA2, Class M1, 0.90%, 2/25/2050(a)(c)	110		110
FHLMC STACR Trust Series 2018-HQA2, Class M1, 0.90%, 10/25/2048(a)(c)	104		104
FHLMC, REMIC Series 2980, Class QB, 6.50%, 5/15/2035	30		37
FNMA Trust, Whole Loan Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	15		17
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(a)(c)	786		806
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(a)(g)	1,541		1,575
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.32%, 4/26/2037(a)(c)	20		20
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	89		97
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.30%, 12/19/2034(c)	3		3
Series 2006-9, Class 2A1A, 0.36%, 11/19/2036(c)	48		44
Homeward Opportunities Fund I Trust Series 2018-1, Class A2, 3.90%, 6/25/2048(a)(c)	177		177
Impac CMB Trust Series 2005-1, Class 2A1, 0.66%, 4/25/2035(c)	173		165
JP Morgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	106		94
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	107		79
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.36%, 12/26/2036(a)(c)	34		33
RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	495		484
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.30%, 8/26/2036(a)(c)	167		164
RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 1.43%, 12/10/2035‡(a)(c)	27		3
Residential Asset Securitization Trust
Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	125		130
Series 2006-R1, Class A2, 0.55%, 1/25/2046(c)	625		166
Residential Mortgage Loan Trust Series 2019-1, Class A2, 4.09%, 10/25/2058(a)(c)	272		275
RFMSI Trust
Series 2006-S9, Class A1, 6.25%, 9/25/2036	108		106
Series 2007-SA4, Class 3A1, 4.41%, 10/25/2037(c)	500		426
STACR Trust Series 2018-DNA2, Class M1, 0.95%, 12/25/2030‡(a)(c)	108		108
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(a)(c)	172		177
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(c)	409		415
Series 2019-INV1, Class A3, 2.92%, 9/27/2049(a)(c)	117		119
Thornburg Mortgage Securities Trust Series 2007-4, Class 3A1, 2.53%, 9/25/2037(c)	—	(h)	—	(h)
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(g)	178		178
Verus Securitization Trust
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(a)(c)	158		162
Series 2018-2, Class A2, 3.78%, 6/1/2058(a)(c)	126		126
Series 2018-3, Class A2, 4.18%, 10/25/2058(a)(c)	192		193
Series 2018-INV2, Class A2, 4.40%, 10/25/2058(a)(c)	247		251
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(a)(c)	150		147
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(a)(c)	102		102
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 0.60%, 9/25/2035(c)	10		8

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,128)			35,470

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 1.5%
ABFC Trust Series 2006-OPT2, Class A2, 0.29%, 10/25/2036‡(c)	208	196
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 0.24%, 7/25/2036‡(c)	213	79
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	414	405
Carrington Mortgage Loan Trust Series 2005-NC5, Class M1, 0.63%, 10/25/2035‡(c)	85	85
Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.62%, 12/7/2023(c)	369	370
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.31%, 12/25/2036‡(a)(c)	405	280
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A3, 0.29%, 8/25/2037‡(c)	147	145
Series 2007-8, Class 2A3, 0.34%, 11/25/2037‡(c)	429	425
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.29%, 10/25/2036‡(c)	113	104
CWABS Asset-Backed Certificates Trust Series 2006-18, Class 2A2, 0.31%, 3/25/2037‡(c)	169	168
CWABS Revolving Home Equity Loan Trust
Series 2004-I, Class A, 0.43%, 2/15/2034‡(c)	6	6
Series 2004-K, Class 2A, 0.44%, 2/15/2034‡(c)	4	4
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.90%, 3/25/2034‡(c)	91	91
Series 2004-1, Class M2, 0.98%, 3/25/2034‡(c)	34	34
Series 2004-1, Class 3A, 0.71%, 4/25/2034‡(c)	10	8
Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.63%, 7/15/2024(c)	375	377
FBR Securitization Trust Series 2005-2, Class M2, 0.90%, 9/25/2035‡(c)	376	375
First Franklin Mortgage Loan Trust Series 2006-FF14, Class A5, 0.31%, 10/25/2036‡(c)	417	409
FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026(a)	162	164
Fremont Home Loan Trust Series 2005-1, Class M4, 1.17%, 6/25/2035‡(c)	65	65
GSAA Home Equity Trust
Series 2006-1, Class A2, 0.37%, 1/25/2036‡(c)	196	83
Series 2006-19, Class A2, 0.33%, 12/25/2036‡(c)	183	75
Series 2007-4, Class A1, 0.25%, 3/25/2037‡(c)	55	23
Series 2007-2, Class AF4A, 5.98%, 3/25/2037‡(g)	339	138
Series 2007-7, Class 1A2, 0.33%, 7/25/2037‡(c)	76	74
GSAMP Trust
Series 2005-WMC1, Class M1, 0.89%, 9/25/2035‡(c)	64	63
Series 2006-FM1, Class A1, 0.31%, 4/25/2036‡(c)	139	110
Series 2006-HE3, Class A2C, 0.31%, 5/25/2046(c)	89	88
Series 2007-HE1, Class A2C, 0.30%, 3/25/2047‡(c)	159	155
Long Beach Mortgage Loan Trust
Series 2004-1, Class M2, 0.98%, 2/25/2034‡(c)	34	34
Series 2006-WL1, Class 2A4, 0.83%, 1/25/2046‡(c)	136	136
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M4, 1.04%, 6/25/2035‡(c)	364	363
Series 2006-HE4, Class A2, 0.26%, 11/25/2036‡(c)	78	37
Series 2006-HE4, Class A3, 0.30%, 11/25/2036‡(c)	100	48
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1, Class A2C, 0.32%, 7/25/2037‡(c)	1,469	773
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M4, 1.13%, 7/25/2035‡(c)	51	51
Series 2007-HE7, Class A2B, 1.15%, 7/25/2037‡(c)	70	69
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 0.83%, 3/25/2035‡(c)	443	439
Series 2006-2, Class A2B, 0.31%, 8/25/2036‡(c)	70	68
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 0.30%, 9/25/2036‡(c)	144	85
Series 2006-4, Class A2D, 0.40%, 9/25/2036‡(c)	15	9
Series 2006-5, Class A2C, 0.32%, 11/25/2036‡(c)	476	213
Series 2007-1, Class A1A, 0.28%, 3/25/2037‡(c)	272	200
OneMain Financial Issuance Trust
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	198	204
Series 2019-1A, Class B, 3.79%, 2/14/2031(a)	371	381

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-1A, Class C, 3.35%, 9/14/2032(a)	110	110
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	1,105
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.38%, 12/25/2035‡(c)	80	79
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WHQ2, Class M2, 0.84%, 5/25/2035‡(c)	116	116
Series 2005-WHQ3, Class M3, 0.86%, 6/25/2035‡(c)	29	29
Series 2005-WHQ4, Class M1, 0.62%, 9/25/2035‡(c)	89	89
RASC Trust Series 2007-KS3, Class AI3, 0.40%, 4/25/2037‡(c)	55	55
Regional Management Issuance Trust Series 2018-2, Class A, 4.56%, 1/18/2028(a)	280	282
Saxon Asset Securities Trust Series 2007-3, Class 2A2, 0.47%, 9/25/2047‡(c)	105	104
Securitized Asset-Backed Receivables LLC Trust Series 2006-NC3, Class A1, 0.29%, 9/25/2036‡(c)	103	76
Soundview Home Loan Trust Series 2007-OPT3, Class 2A3, 0.33%, 8/25/2037‡(c)	195	187
Springleaf Funding Trust Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	224	225
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4, Class M1, 0.72%, 10/25/2036‡(a)(c)	202	197
Series 2006-BC5, Class A4, 0.32%, 12/25/2036‡(c)	36	35
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1.15%, 5/25/2058‡(a)(c)	736	738

TOTAL ASSET-BACKED SECURITIES (Cost $11,157)		11,136

U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLB 2.88%, 9/13/2024	1,500	1,647
FNMA 0.75%, 10/8/2027	1,800	1,796
Israel Government AID Bond (Israel) 3.25%, 1/17/2028	1,000	1,136

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,331)		4,579

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Commercial Mortgage Trust
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	1,222	1,255
Series 2012-CR5, Class A3, 2.54%, 12/10/2045	749	762
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M4, 4.64%, 9/25/2046‡(a)(c)	145	135
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-2A, Class 1A3, 0.42%, 6/25/2037(a)(c)	94	93
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 8/10/2049	707	731
Velocity Commercial Capital Loan Trust
Series 2015-1, Class M3, 7.05%, 6/25/2045(a)(c)	47	47
Series 2015-1, Class M5, 7.30%, 6/25/2045‡(a)(c)	100	103
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(c)	104	104
Series 2016-1, Class M5, 8.66%, 4/25/2046‡(a)(c)	154	159
Series 2016-1, Class M7, 8.66%, 4/25/2046‡(a)(c)	185	179
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(c)	100	101
Series 2017-1, Class AFL, 1.40%, 5/25/2047(a)(c)	49	49
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(a)(c)	100	102
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(c)	66	57
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(c)	92	93
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(c)	94	94
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(a)(c)	194	193
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(a)(c)	172	167

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,361)		4,424

	Shares (000)
CLOSED END FUNDS — 0.2%
BlackRock Corporate High Yield Fund, Inc.	52	598
Blackstone/GSO Strategic Credit Fund	17	213
Eaton Vance Floating-Rate Income Trust	8	102
Eaton Vance Senior Income Trust	10	64
Invesco Dynamic Credit Opportunities Fund	8	86

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Nuveen Credit Strategies Income Fund	15		94
Nuveen Floating Rate Income Opportunity Fund	7		61
PGIM Global High Yield Fund, Inc.	12		165

TOTAL CLOSED END FUNDS (Cost $1,381)			1,383

COMMON STOCKS — 0.1%
Chemicals — 0.1%
Reichhold , Inc.*‡	—	(h)	597

Equity Real Estate Investment Trusts (REITs) — 0.0%(e)
VICI Properties, Inc.	6		159

Internet & Direct Marketing Retail — 0.0%(e)
MYT Holding Co.*‡	49		78

Multiline Retail — 0.0%(e)
Neiman Marcus Group Restricted Equity*‡	—	(h)	7
Neiman Marcus Group Unrestricted Equity*‡	—	(h)	21

			28

Oil, Gas & Consumable Fuels — 0.0%(e)
Denbury, Inc.*	1		28
Oasis Petroleum, Inc.*	—	(h)	15

			43

Professional Services — 0.0%(e)
NMG, Inc.*‡	—	(h)	12

Specialty Retail — 0.0%(e)
Claire’s Stores, Inc.*‡	—	(h)	75

TOTAL COMMON STOCKS (Cost $503)			992

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.1%(j)
Health Care Providers & Services — 0.0%(e)
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025(b)	103		101

Hotels, Restaurants & Leisure — 0.0%(e)
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(b)	135		134

Specialty Retail — 0.1%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026(b)(k)	492		395
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/2022(b)	132		132

			527

TOTAL LOAN ASSIGNMENTS (Cost $810)			762

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡(Cost $71)	—	(h)	316

PREFERRED STOCKS — 0.0%(e)
Internet & Direct Marketing Retail — 0.0%(e)
MYT Holding LLC Series A, 10.00%, 6/6/2029‡ (Cost $95)	99		113

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(e)
Media — 0.0%(e)
DISH Network Corp. 3.38%, 8/15/2026	25		25

Oil, Gas & Consumable Fuels — 0.0%(e)
Chesapeake Energy Corp. 5.50%, 9/15/2026(d)(g)	130		7

TOTAL CONVERTIBLE BONDS (Cost $151)			32

	No. of Warrants (000)
WARRANTS — 0.0%(e)
Media — 0.0%(e)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡ (Cost $ — )	1		—	(h)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — 32.1%
CERTIFICATES OF DEPOSIT — 1.8%
Bank of Montreal (Canada) 0.18%, 12/11/2020(Cost $13,000)	13,000	13,000

COMMERCIAL PAPER — 5.4%
BNZ International Funding Ltd. (New Zealand) 0.19%, 12/9/2020(a)(l)	13,000	13,000
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.20%, 12/11/2020(a)(l)	13,000	13,000
NRW Bank (Germany) 0.18%, 12/11/2020(a)(l)	13,000	12,999

TOTAL COMMERCIAL PAPER (Cost $38,998)		38,999

	Shares (000)
INVESTMENT COMPANIES — 20.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(m)(n)(Cost $150,830)	150,830	150,830

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 0.4%
Bofa Securities, Inc., 0.48%, dated 11/30/2020, due 1/19/2021, repurchase price $3,202, collateralized by Asset-Backed Securities, 0.00%, due 7/25/2060 and Municipal Debt Securities, 0.00%, due 7/1/2026, with the value of $3,516. (Cost $3,200)	3,200	3,200

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bills
0.09%, 1/14/2021(l)(o)	1,085	1,085
0.13%, 1/21/2021(l)	25,000	24,997

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,080)		26,082

TOTAL SHORT-TERM INVESTMENTS (Cost $232,108)		232,111

Total Investments — 127.9% (Cost $902,912)		925,159
Liabilities in Excess of Other Assets — (27.9)%		(201,821)

Net Assets — 100.0%		723,338

Percentages indicated are based on net assets.

TBA Short Commitments

PRINCIPAL AMOUNT ($000)	SECURITY DESCRIPTION	VALUE ($000)
	FNMA/FHLMC UMBS, Single Family, 15 Year
(2,940)	TBA, 2.00%, 11/25/2035(i)	(3,062)
(5,730)	TBA, 2.00%, 12/25/2035(i)	(5,966)
(5,785)	FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 12/25/2050(i)	(6,173)

	(Proceeds received of $15,176)	(15,201)

Abbreviations

ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(d)	Defaulted security.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(h)	Amount rounds to less than one thousand.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	The rate shown is the effective yield as of November 30, 2020.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2020.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	170	03/2021	USD	37,545	16
U.S. Treasury 5 Year Note	227	03/2021	USD	28,602	26
U.S. Treasury 10 Year Note	193	03/2021	USD	26,655	24
U.S. Treasury Ultra Bond	15	03/2021	USD	3,235	(14)

					52

Short Contracts
U.S. Treasury 5 Year Note	(1)	03/2021	USD	(126)	— (a)
U.S. Treasury 10 Year Note	(10)	03/2021	USD	(1,381)	(2)

					(2)

					50

Abbreviations

USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.32	USD 60	12	(10)	2
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.32	USD 40	8	(7)	1
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.32	USD 60	18	(17)	1
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.32	USD 30	8	(8)	—	(e)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.32	USD 60	15	(14)	1
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.43	USD 80	(1)	9	8
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.43	USD 90	(1)	9	8
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.43	USD 90	(1)	10	9
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.43	USD 90	(2)	10	8
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.43	USD 80	(1)	9	8
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.25	USD 180	153	(153)	—	(e)
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.25	USD 210	168	(168)	—	(e)

							376	(330)	46

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.65	USD 4,800	303	(162)	141

CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 800	(37)	(43)	(80)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 200	(10)	(9)	(19)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.63	USD 3,600	(5)	(62)	(67)
iTraxx.Europe.Main.34-V1	1.00	Quarterly	12/20/2025	0.49	EUR 13,000	(295)	(138)	(433)

						(347)	(252)	(599)

						(44)	(414)	(458)

(a)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
(e)	Amount rounds to less than one thousand.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

OTC Total return swap contracts outstanding as of November 30, 2020 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 1,700	(6)	8	2
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 1,540	(2)	2	—	(a)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 2,020	(6)	8	2
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 704	(1)	1	—	(a)

							(15)	19	4

Abbreviations

ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Summary of total OTC swap contracts outstanding as of November 30, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	376	46
OTC Total return swap contracts outstanding	(15)	4

Total OTC swap contracts outstanding	361	50

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$2,402	$8,734		$11,136
Closed End Funds	1,383	—	—		1,383
Collateralized Mortgage Obligations	—	14,810	20,660		35,470
Commercial Mortgage-Backed Securities	—	2,937	1,487		4,424
Common Stocks
Chemicals	—	—	597		597
Equity Real Estate Investment Trusts (REITs)	159	—	—		159
Internet & Direct Marketing Retail	—	—	78		78
Multiline Retail	—	—	28		28
Oil, Gas & Consumable Fuels	43	—	—		43
Professional Services	—	—	12		12
Specialty Retail	—	—	75		75

Total Common Stocks	202	—	790		992

Convertible Bonds	—	32	—		32
Convertible Preferred Stocks	—	—	316		316
Corporate Bonds
Aerospace & Defense	—	2,573	—		2,573
Air Freight & Logistics	—	2,054	—		2,054
Airlines	—	2,001	—		2,001
Auto Components	—	416	—		416
Automobiles	—	9,401	—		9,401
Banks	—	71,806	—		71,806
Beverages	—	9,115	—		9,115
Biotechnology	—	4,169	—		4,169
Building Products	—	2,870	—		2,870
Capital Markets	—	27,038	—		27,038
Chemicals	—	5,685	—	(a)	5,685
Commercial Services & Supplies	—	1,944	—		1,944
Communications Equipment	—	58	—		58
Construction & Engineering	—	32	—		32
Consumer Finance	—	26,700	—		26,700
Containers & Packaging	—	630	—		630
Distributors	—	57	—		57
Diversified Consumer Services	—	175	—		175
Diversified Financial Services	—	4,766	—		4,766
Diversified Telecommunication Services	—	11,480	—		11,480
Electric Utilities	—	20,277	—		20,277
Electronic Equipment, Instruments & Components	—	556	—		556
Energy Equipment & Services	—	1,098	—		1,098
Entertainment	—	2,044	—		2,044
Equity Real Estate Investment Trusts (REITs)	—	4,198	—		4,198
Food & Staples Retailing	—	8,012	—		8,012
Food Products	—	8,834	—		8,834

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Gas Utilities	$—	$1,068	$—		$1,068
Health Care Equipment & Supplies	—	3,215	—		3,215
Health Care Providers & Services	—	12,832	—		12,832
Hotels, Restaurants & Leisure	—	3,536	—		3,536
Household Durables	—	998	—		998
Household Products	—	1,363	—		1,363
Industrial Conglomerates	—	3,479	—		3,479
Insurance	—	13,399	—		13,399
Interactive Media & Services	—	3,664	—		3,664
Internet & Direct Marketing Retail	—	4,756	—		4,756
IT Services	—	6,388	—		6,388
Leisure Products	—	760	—		760
Life Sciences Tools & Services	—	1,340	—		1,340
Machinery	—	556	—		556
Media	—	9,081	—		9,081
Metals & Mining	—	319	—		319
Multiline Retail	—	1,218	72		1,290
Multi-Utilities	—	7,788	—		7,788
Oil, Gas & Consumable Fuels	—	15,271	—		15,271
Paper & Forest Products	—	511	—		511
Personal Products	—	1	—		1
Pharmaceuticals	—	11,984	—		11,984
Professional Services	—	545	—		545
Road & Rail	—	5,078	—		5,078
Semiconductors & Semiconductor Equipment	—	4,431	—		4,431
Software	—	10,381	—		10,381
Specialty Retail	—	3,997	—		3,997
Technology Hardware, Storage & Peripherals	—	5,766	—		5,766
Textiles, Apparel & Luxury Goods	—	1,269	—		1,269
Tobacco	—	3,355	—		3,355
Water Utilities	—	551	—		551
Wireless Telecommunication Services	—	3,391	—		3,391

Total Corporate Bonds	—	370,280	72		370,352

Loan Assignments	—	762	—		762
Mortgage-Backed Securities	—	205,285	—		205,285
Preferred Stocks	—	—	113		113
U.S. Government Agency Securities	—	4,579	—		4,579
U.S. Treasury Obligations	—	58,204	—		58,204
Warrants	—	—	—	(b)	— (b)
Short-Term Investments
Certificates of Deposit	—	13,000	—		13,000
Commercial Paper	—	38,999	—		38,999
Investment Companies	150,830	—	—		150,830
Repurchase Agreements	—	3,200	—		3,200
U.S. Treasury Obligations	—	26,082	—		26,082

Total Short-Term Investments	150,830	81,281	—		232,111

Total Investments in Securities	$152,415	$740,572	$32,172		$925,159

Liabilities
TBA Short Commitments	$—	$(15,201)	$—		$(15,201)

Total Liabilities for Securities Sold Short	$—	$(15,201)	$—		$(15,201)

Appreciation in Other Financial Instruments
Futures Contracts	$66	$—	$—		$66
Swaps	—	66	—		66

Total Appreciation in Other Financial Instruments	$66	$66	$—		$132

Depreciation in Other Financial Instruments
Futures Contracts	$(16)	$—	$—		$(16)
Swaps	—	(791)	—		(791)

Total Depreciation in Other Financial Instruments	$(16)	$(791)	$—		$(807)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Security Description	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)*	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$9,868		$8	$(152)	$49		$793		$(2,171)	$1,036	$(697)	$8,734
Collateralized Mortgage Obligations	9,614		(12)	100	5		18,142		(7,293)	104	—	20,660
Commercial Mortgage-Backed Securities	1,589		—	(81)	—	(a)	—		(21)	—	—	1,487
Common Stocks — Chemicals	483		—	114	—		—		—	—	—	597
Common Stocks — Internet & Direct Marketing Retail	—	(b)	—	72	—		6		—	—	—	78
Common Stocks — Multiline Retail	—	(b)	—	28	—		—		—	—	—	28
Common Stocks — Professional Services	—	(b)	—	(8)	—		20		—	—	—	12
Common Stocks — Specialty Retail	150		—	(75)	—		—		—	—	—	75
Convertible Preferred Stock — Specialty Retail	—	(b)	40	33	—		294		(51)	—	—	316
Corporate Bonds — Chemicals	—	(b)	—	—	—		—		—	—	—	—	(b)
Corporate Bonds — Multiline Retail	—	(b)	—	3	—		69		—	—	—	72
Corporate Bonds — Wireless Telecommunication Services	—	(b)	1	—	—		—		(1)	—	—	—	(b)
Preferred Stocks — Internet & Direct Marketing Retail	—	(b)	—	18	—		95		—	—	—	113
Preferred Stocks — Specialty Retail	294		—	—	—		—		(294)	—	—	—	(b)
Warrants — Media	—	(b)	—	—	—		—	(a)	—	—	—	—	(a)
Warrants — Road & Rail	—	(b)	—	—	—		—		—	—	— —	—	(b)

	$21,998		$37	$52	$54		$19,419		$(9,831)	$1,140	$(697)	$32,172

*

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $64,000 approximately.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$597		Market Comparable Companies	EBITDA Multiple (b)	7.5x (7.5x)

Common Stocks	597

	—	(c)	Market Comparable Companies	Discount for lack of marketability (d)	100.00% (100.00%)

Corporate Bonds	—	(c)

	8,734		Discounted Cash Flow	Constant Prepayment Rate	1.00% — 35.00% (10.84%)
				Constant Default Rate	0.00% — 6.90% (3.12%)
				Yield (Discount Rate of Cash Flows)	1.14% — 4.80% (2.30%)

Asset-Backed Securities	8,734

	20,657		Discounted Cash Flow	Constant Prepayment Rate	10.00% — 30.00% (10.95%)
				Constant Default Rate	0.00% — 7.05% (0.12%)
				Yield (Discount Rate of Cash Flows)	0.89% — 5.43% (2.54%)

Collateralized Mortgage Obligations	20,657

	1,070		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% — 7.00% (3.37%)
				Yield (Discount Rate of Cash Flows)	3.79% — 9.29% (5.04%)

Commercial Mortgage-Backed Securities	1,070

	—	(e)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	—	(e)

Total	$31,058

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $1,114,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investment.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	$51,349	$468,645	$369,164	$—	$—	$150,830	150,830	$91	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.